SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2011
SHAREHOLDERS' EQUITY
Components of accumulated other comprehensive income (loss), net of related tax effects

	2011	2010
Cumulative translation adjustment from electing US dollar as principal reporting currency	$(16,206)	$(16,206)
Unrealized net gain on available-for-sale securities	16,350	48,151
Unrealized loss on derivative contracts	(4,404)	—
Unrealized loss on pension liability	(5,219)	(4,420)
Tax effect of unrealized loss on derivative contracts	1,491	—
Tax effect of unrealized loss on pension liability	882	865

	$(7,106)	$28,390

Schedule of reconciliation for weighted average number of common shares in calculation of basic and diluted income per share

	2011	2010	2009
Weighted average number of common shares outstanding — basic	169,352,896	162,342,686	155,942,151
Add: Dilutive impact of employee stock options	—	1,192,530	1,256,103
Dilutive impact of warrants	—	2,263,902	1,392,752
Dilutive impact of shares related to RSU plan	—	43,141	29,882

Weighted average number of common shares outstanding — diluted	169,352,896	165,842,259	158,620,888